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TYPE						13F-HR
PERIOD					3/31/03
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
	Lauren DiPaulo	West Chester, Pennsylvania	April 23, 2003

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
31-Mar-03

                                                                                     Voting Authority
                                                                                     --------------------------
                                                    Value  Shares/Sh/Put/    Invstmt Other
Name of Issuer             Title of cCUSIP          (x$1000Prn AmtPrnCall    Dscretn ManagersSole  SharedNone
----------------------------------------------      ---------------------    ------- ----------------------------

Abbott Laboratories        COM       002824100          858  22825SH         Sole             22825
Adobe Systems Inc          COM       00724f101          780  25300SH         Sole             25300
Altria Group, Inc.         COM       02209S103          818  27300SH         Sole             27300
American Express           COM       025816109         9465 284834SH         Sole            284834
American International GrouCOM       026874107         8824 178439SH         Sole            178439
Amgen Inc                  COM       031162100          624  10845SH         Sole             10845
Amsouth Bancorporation     COM       032165102         4521 227400SH         Sole            227400
Analog Devices             COM       032654105         4572 166250SH         Sole            166250
Applied Materials Inc      COM       038222105         4013 319000SH         Sole            319000
Baker Hughes Inc           COM       057224107         5151 172100SH         Sole            172100
Bank of America Corp       COM       060505104        10811 161750SH         Sole            161750
Bristol-Myers Squibb Co    COM       110122108          282  13350SH         Sole             13350
Cardinal Health Inc        COM       14149Y108        10057 176525SH         Sole            176525
Charter One Financial, Inc COM       160903100         5043 182317SH         Sole            182317
ChevronTexaco Corp         COM       166764100         4537  70182SH         Sole             70182
Cigna Corp                 COM       125509109          318   6950SH         Sole              6950
Cinergy Corp               COM       172474108         5175 153800SH         Sole            153800
Cisco Systems Inc          COM       17275R102         7764 598133SH         Sole            598133
Citigroup Inc              COM       172967101        12073 350462SH         Sole            350462
Coca-Cola Co               COM       191216100         7816 193081SH         Sole            193081
Computer Sciences Corp     COM       205363104          699  21460SH         Sole             21460
Cooper Cameron Corp        COM       216640102         4476  90400SH         Sole             90400
Costco Wholesale Corp.     COM       22160K105         7719 257050SH         Sole            257050
Dell Computer Corp         COM       247025109         9007 329800SH         Sole            329800
Dominion Resources, Inc. - COM       25746U109          479   8650SH         Sole              8650
DuPont E I de Nemours & Co COM       263534109         5451 140273SH         Sole            140273
Exxon Mobil Corporation    COM       30231G102        16473 471336SH         Sole            471336
Family Dollar Stores       COM       307000109         9661 312850SH         Sole            312850
Fannie Mae                 COM       313586109         1357  20760SH         Sole             20760
Fastenal Co.               COM       311900104         3281 116400SH         Sole            116400
First Data Corporation     COM       319963104         7120 192378SH         Sole            192378
General Dynamics Corp      COM       369550108         4294  77980SH         Sole             77980
General Electric Co        COM       369604103        20668 810503SH         Sole            810503
General Mills              COM       370334104         5026 110350SH         Sole            110350
HCA Inc                    COM       404119109         6115 147850SH         Sole            147850
HRPT Properties Trust      COM       40426W101          230  27000SH         Sole             27000
Home Depot, Inc            COM       437076102         5187 212939SH         Sole            212939
ITT Industries Inc         COM       450911102         5691 106550SH         Sole            106550
Intel Corp                 COM       458140100         8545 524870SH         Sole            524870
International Business MachCOM       459200101        10596 135096SH         Sole            135096
Intuit                     COM       461202103          644  17300SH         Sole             17300
Johnson & Johnson          COM       478160104        19752 341310SH         Sole            341310
KeySpan Corporation        COM       49337w100         1569  48650SH         Sole             48650
Kimberly-Clark Corp        COM       494368103          847  18625SH         Sole             18625
Kraft Foods Inc - A        COM       50075N104         5778 204900SH         Sole            204900
Lilly Eli & Co             COM       532457108          691  12085SH         Sole             12085
Lincoln National Corp      COM       534187109         5361 191450SH         Sole            191450
Lowe's Companies           COM       548661107         1151  28200SH         Sole             28200
MBNA Corp                  COM       55262L100          227  15050SH         Sole             15050
Marsh & Mclennan Cos Inc   COM       571748102         8176 191800SH         Sole            191800
McClatchy Company - Class ACOM       579489105          965  18000SH         Sole             18000
McGraw-Hill Companies Inc  COM       580645109         5987 107700SH         Sole            107700
Medtronic Inc              COM       585055106        13345 295776SH         Sole            295776
Merck & Co                 COM       589331107        12061 220169SH         Sole            220169
Microsoft Corp             COM       594918104        23060 952500SH         Sole            952500
Minnesota Mining & ManufactCOM       88579y101          891   6850SH         Sole              6850
NSTAR                      COM       67019E107          248   6200SH         Sole              6200
Nationwide Health Pptys IncCOM       638620104          128  10000SH         Sole             10000
New Plan Excel Realty TrustCOM       648053106         1263  64450SH         Sole             64450
New York Times Co - Class  COM       650111107         1088  25220SH         Sole             25220
Noble Corp                 COM       G65422100          839  26700SH         Sole             26700
Northrop Grumman Corp      COM       666807102         3689  43000SH         Sole             43000
Oracle Corporation         COM       68389X105         5598 515950SH         Sole            515950
Pepsico Inc                COM       713448108         6511 162780SH         Sole            162780
Pfizer Inc                 COM       717081103        15987 513061SH         Sole            513061
Pharmacia Corporation      COM       71713U102         5886 135925SH         Sole            135925
Pitney-Bowes               COM       724479100         5975 187200SH         Sole            187200
Procter & Gamble           COM       742718109        15111 169695SH         Sole            169695
Public Service Enterprise GCOM       744573106         1137  31000SH         Sole             31000
Quest Diagnostics          COM       74834L100          842  14100SH         Sole             14100
Raytheon Company           COM       755111507          906  31950SH         Sole             31950
SBC Communications Inc     COM       78387G103         4131 205920SH         Sole            205920
SLM Holding Corp           COM       78442P106         4154  37450SH         Sole             37450
Southern Co                COM       842587107         6137 215800SH         Sole            215800
Starwood Hotels & Resorts  COM       85590A203         4351 182900SH         Sole            182900
Stryker Corp               COM       863667101         6635  96650SH         Sole             96650
Sungard Data Systems       COM       867363103          810  38050SH         Sole             38050
Supervalu Inc              COM       868536103          376  24250SH         Sole             24250
Symantec Corp              COM       871503108         4500 114850SH         Sole            114850
Sysco Corp                 COM       871829107         6309 248000SH         Sole            248000
Teleflex Inc               COM       879369106          596  16700SH         Sole             16700
Tenet Healthcare Corp      COM       88033G100          878  52550SH         Sole             52550
Texas Instruments Inc      COM       882508104          944  57694SH         Sole             57694
U S Bancorp                COM       902973304         7264 382725SH         Sole            382725
United Parcel Service - Cl COM       911312106         1339  23500SH         Sole             23500
United Technologies Corp   COM       913017109         6577 113820SH         Sole            113820
Verizon Communications     COM       92343V104         7976 225641SH         Sole            225641
Viacom Inc - Class B       COM       925524308         5132 140537SH         Sole            140537
Wal-Mart Stores Inc        COM       931142103        20585 395630SH         Sole            395630
Wells Fargo Company        COM       949746101         7975 177255SH         Sole            177255
Weyerhaeuser Co            COM       962166104         6467 135200SH         Sole            135200
Wyeth                      COM       983024100          686  18150SH         Sole             18150
Zimmer Holdings Inc        COM       98956P102          855  17575SH         Sole             17575
REPORT SUMMARY                     93DATA RECORDS    505966       0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
